UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Municipal Income Fund Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	15.6	18.3
Florida	11.2	12.2
Texas	10.5	10.0
California	9.1	9.1
New York	6.2	6.8

Top Five Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.0	34.9
Transportation	22.7	17.7
Health Care	14.1	18.1
Education	8.1	3.5
Escrowed/Pre-Refunded	6.0	7.3

Quality Diversification (% of fund's net assets)

As of April 30, 2017
AAA	6.7%
AA,A	72.4%
BBB	16.2%
BB and Below	0.5%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	2.0%

As of October 31, 2016
AAA	4.0%
AA,A	78.8%
BBB	11.5%
BB and Below	0.8%
Not Rated	3.7%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Alabama - 0.2%
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,075,250
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,062,890

TOTAL ALABAMA		2,138,140

Alaska - 0.2%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,600,000	2,916,160
Arizona - 1.5%
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	1,925,000	2,223,625
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	$1,000,000	$1,055,170
5.25% 10/1/20 (FSA Insured)	1,600,000	1,749,920
5.25% 10/1/21 (FSA Insured)	850,000	929,433
5.25% 10/1/26 (FSA Insured)	500,000	546,100
5.25% 10/1/28 (FSA Insured)	1,600,000	1,746,720
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	431,268
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (a)	155,000	147,664
6% 1/1/48 (a)	555,000	532,461
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	761,936
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	5,000,000	5,660,900
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	579,580
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,226,100
5.25% 12/1/22	1,500,000	1,746,585
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	224,698

TOTAL ARIZONA		19,562,160

California - 9.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (b)	1,980,000	2,027,500
Series B, 2.85%, tender 4/1/25 (b)	1,620,000	1,658,119
Series C, 2.1%, tender 4/1/22 (b)	1,510,000	1,518,245
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,065
Series 2016, 5% 9/1/29	630,000	751,048
5% 11/1/24	2,400,000	2,446,872
5% 8/1/29	1,590,000	1,894,517
5% 9/1/31	1,440,000	1,694,549
5.25% 12/1/33	20,000	20,055
5.25% 4/1/35	2,200,000	2,516,206
5.25% 3/1/38	1,280,000	1,320,499
5.25% 11/1/40	700,000	786,240
5.5% 8/1/30	2,000,000	2,106,380
5.5% 3/1/40	1,000,000	1,110,020
5.6% 3/1/36	400,000	446,176
6% 3/1/33	3,460,000	3,905,856
6% 4/1/38	5,300,000	5,795,020
6% 11/1/39	11,700,000	13,119,093
6.5% 4/1/33	1,535,000	1,694,087
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	2,000,000	2,166,720
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	26,933
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,789,208
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,631,168
5% 11/1/21	1,760,000	1,794,109
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,002,730
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	1,700,000	1,870,561
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	3,190,000	3,662,854
Series 2012 G, 5% 11/1/24	650,000	754,657
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	600,000	666,048
Series 2009 I:
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	400,000	449,640
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	1,000,000	1,130,240
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	1,000,000	1,128,800
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	520,000	499,528
5% 5/15/29	1,250,000	1,415,850
5% 5/15/30	1,000,000	1,125,190
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,095,752
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/21	465,000	521,879
5% 6/1/22	650,000	741,338
5% 6/1/23	745,000	859,842
5% 6/1/24	420,000	489,497
Long Beach Unified School District Series 2009, 5.5% 8/1/29	60,000	65,710
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/32 (c)	1,830,000	2,105,214
5% 5/15/33 (c)	1,620,000	1,854,009
5% 5/15/46 (c)	6,400,000	7,137,920
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,663,531
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	890,000	973,811
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,073,570
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,009,570
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,819,500
Palomar Health Rev. Series 2016, 5% 11/1/31	1,000,000	1,098,240
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	561,670
Series B, 0% 8/1/39	3,700,000	1,464,571
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,161,330
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	593,040
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,556,840
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,074,840
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,547,776
San Diego Unified School District Series 2008 E, 0% 7/1/47 (d)	1,300,000	741,130
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (c)	2,200,000	2,410,320
San Jose Int'l. Arpt. Rev. Series 2017 A:
5% 3/1/20 (c)	2,080,000	2,287,459
5% 3/1/23 (c)	1,500,000	1,745,445
5% 3/1/24 (c)	1,700,000	1,999,013
5% 3/1/26 (c)	1,750,000	2,070,233
San Marcos Unified School District Series 2010 B, 0% 8/1/47	11,900,000	3,039,260
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	948,390
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	947,720
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,204,240
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,188,572
West Contra Costa Unified School District Series 2012, 5% 8/1/26	2,000,000	2,299,400

TOTAL CALIFORNIA		121,295,415

Colorado - 0.9%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/36	1,300,000	1,304,979
5% 9/1/46	1,300,000	1,430,065
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,141,788
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,060,700
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (b)	2,155,000	2,281,822
Series 2017C-2, 5%, tender 3/1/22 (b)	1,615,000	1,838,597
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,409,910
Series 2010 C, 5.25% 9/1/25	1,000,000	1,073,010

TOTAL COLORADO		12,540,871

Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	1,520,000	1,519,924
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	2,190,000	2,221,054
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/20 (FSA Insured)	1,000,000	1,091,510
5% 8/15/26 (FSA Insured)	500,000	577,415

TOTAL CONNECTICUT		5,409,903

District Of Columbia - 0.6%
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	538,975
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,322,180
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,576,950
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	1,450,000	1,680,086
Series 2014 A, 5% 10/1/23 (c)	1,990,000	2,326,628

TOTAL DISTRICT OF COLUMBIA		8,444,819

Florida - 11.2%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	885,195
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	965,000	1,109,547
Series 2012 P-2, 5% 10/1/21	685,000	782,859
Series A:
5% 10/1/23 (c)	1,425,000	1,665,127
5% 10/1/28 (c)	500,000	571,840
5% 10/1/31 (c)	1,000,000	1,124,730
5% 10/1/32 (c)	400,000	447,708
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	670,000	791,920
Series 2012 A, 5% 7/1/24	4,400,000	5,055,776
Series 2015 A:
5% 7/1/24	325,000	383,799
5% 7/1/26	1,200,000	1,420,188
5% 7/1/27	1,000,000	1,173,820
Series 2015 B, 5% 7/1/24	815,000	962,450
Series 2016, 5% 7/1/32	430,000	495,446
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,108,070
Series 2012 A1, 5% 6/1/21	2,100,000	2,386,083
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,892,058
Duval County School Board Ctfs. of Prtn.:
Series 2015 B, 5% 7/1/28	2,060,000	2,399,962
Series 2016 A:
5% 7/1/31	1,305,000	1,507,001
5% 7/1/33	1,340,000	1,530,159
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5.5% 6/1/38	400,000	422,128
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,107,680
Series 2015 C, 5% 10/1/40	1,000,000	1,079,690
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	350,000	410,463
5% 10/1/31	380,000	443,601
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	688,554
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	500,000	560,970
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/20 (c)	200,000	221,710
5% 10/1/21 (c)	1,545,000	1,741,833
5% 10/1/22 (c)	1,000,000	1,144,280
5% 10/1/23 (c)	2,545,000	2,954,032
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	217,038
5% 6/1/24	275,000	320,697
5% 6/1/26	250,000	290,490
5% 6/1/46	425,000	453,773
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,193,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,162,900
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,148,140
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	677,628
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,050,000	1,157,930
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,669,245
Series 2010, 5.5% 10/1/30	760,000	859,081
Series 2012 A:
5% 10/1/21 (c)	1,900,000	2,160,148
5% 10/1/22 (c)	1,000,000	1,154,780
5% 10/1/31 (c)	1,500,000	1,688,655
Series 2014 A:
5% 10/1/28 (c)	1,000,000	1,147,020
5% 10/1/36 (c)	3,100,000	3,433,126
5% 10/1/37	1,825,000	2,042,723
Series 2015 A, 5% 10/1/35 (c)	2,100,000	2,332,953
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	864,840
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	549,445
Series 2014 B, 5% 7/1/28	1,000,000	1,150,220
Series A:
5% 7/1/32	4,300,000	4,943,366
5% 7/1/33	3,650,000	4,174,213
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,086,200
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	914,956
5% 5/1/29	4,075,000	4,684,824
Series 2015 B:
5% 5/1/27	4,650,000	5,418,041
5% 5/1/28	2,530,000	2,928,171
Series 2016 A, 5% 5/1/30	3,620,000	4,187,037
Series 2016 B, 5% 8/1/26	1,595,000	1,906,248
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	332,718
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,726,520
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	626,004
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,500,000	1,599,135
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	2,350,000	2,507,709
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	1,500,000	1,754,625
Series 2016 C, 5% 8/1/33	3,770,000	4,335,198
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/34 (c)	4,505,000	5,004,559
5% 10/1/35 (c)	4,745,000	5,247,211
5% 10/1/36 (c)	4,980,000	5,490,400
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	544,320
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/22	2,000,000	2,326,480
Series 2015 D:
5% 8/1/28	680,000	796,525
5% 8/1/29	2,330,000	2,710,536
5% 8/1/30	2,405,000	2,786,265
5% 8/1/31	2,415,000	2,784,423
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	1,500,000	1,775,505
5% 10/1/29	1,000,000	1,165,550
5% 10/1/32	1,165,000	1,335,195
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,491,938
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100,000	1,168,497
Series 2015 A, 5% 12/1/40	300,000	318,177
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	468,737
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured)	1,000,000	1,166,170
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	400,428

TOTAL FLORIDA		150,248,392

Georgia - 1.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	1,120,000	1,127,224
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	1,016,125
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,662,750
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,532,930
6.125% 9/1/40	2,385,000	2,580,689
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,059,577
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,704,150
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/30	800,000	893,792
5% 4/1/44	3,815,000	4,057,443
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	2,600,000	2,791,776
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,143,588

TOTAL GEORGIA		21,570,044

Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	5,370,000	5,917,257
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (c)	1,575,000	1,807,391

TOTAL HAWAII		7,724,648

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,285,536
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	432,524
Series 2015 ID, 5% 12/1/24	1,000,000	1,198,290

TOTAL IDAHO		2,916,350

Illinois - 15.6%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	957,520
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470,000	505,527
Series 2008 C:
5.25% 12/1/23	360,000	320,234
5.25% 12/1/24	245,000	214,456
Series 2010 F, 5% 12/1/20	195,000	177,487
Series 2011 A:
5% 12/1/41	2,190,000	1,759,840
5.25% 12/1/41	605,000	485,186
Series 2012 A, 5% 12/1/42	1,415,000	1,128,250
Series 2015 C, 5.25% 12/1/39	300,000	243,753
Series 2016 B, 6.5% 12/1/46	150,000	140,322
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/28 (c)	4,200,000	4,719,792
Series 2016 A, 5% 1/1/28 (c)	2,000,000	2,257,440
Series 2016 B:
5% 1/1/36	400,000	444,476
5% 1/1/37	500,000	554,020
5% 1/1/46	1,275,000	1,391,867
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	2,335,000	2,769,544
Series 2012 A, 5% 1/1/22 (c)	1,140,000	1,293,079
Series 2013 D, 5% 1/1/27	2,200,000	2,492,314
Series 2015 A:
5% 1/1/25 (c)	905,000	1,057,013
5% 1/1/31 (c)	1,040,000	1,147,671
5% 1/1/32 (c)	2,100,000	2,302,587
Series 2015 C, 5% 1/1/24 (c)	1,435,000	1,668,159
Series 2016 B, 5% 1/1/34	1,200,000	1,349,652
Series 2016 G, 5% 1/1/42 (c)	700,000	756,770
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	5,000,000	5,476,800
Series 2017, 5% 12/1/46	700,000	754,642
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	652,869
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	394,088
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,108,800
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,300
Series 2010 A:
5.25% 11/15/22	690,000	760,421
5.25% 11/15/33	3,250,000	3,475,355
Series 2012 C, 5% 11/15/24	1,700,000	1,895,075
Series 2016 A:
5% 11/15/27	1,560,000	1,761,770
5% 11/15/28	1,900,000	2,134,232
5% 11/15/30	1,000,000	1,110,410
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	1,600,000	1,703,408
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,080,130
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,288,356
(Depaul Univ. Proj.) Series 2016 A:
5% 10/1/30	1,000,000	1,155,800
5% 10/1/35	2,000,000	2,248,960
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/18 @ 100)	1,485,000	1,535,653
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,512,850
5.375% 5/15/30	1,110,000	1,213,541
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	600,000	669,924
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	2,700,000	3,072,357
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	705,000	782,374
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,088,567
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	361,680
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,192,400
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (b)	440,000	439,996
Series 2008 A, 5.625% 1/1/37 (Pre-Refunded to 1/1/18 @ 100)	5,115,000	5,274,588
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	700,000	764,953
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	545,000	608,313
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	360,000	404,276
Series 2012 A:
5% 5/15/20	500,000	548,575
5% 5/15/23	300,000	339,354
Series 2012:
4% 9/1/32	1,315,000	1,301,561
5% 9/1/32	1,900,000	2,010,808
5% 9/1/38	2,300,000	2,378,016
5% 11/15/43	820,000	871,619
Series 2013:
5% 11/15/24	500,000	570,320
5% 11/15/27	100,000	111,747
5% 5/15/43	1,700,000	1,785,476
Series 2015 A:
5% 11/15/21	600,000	684,624
5% 11/15/45	455,000	490,344
Series 2015 C:
5% 8/15/35	1,035,000	1,111,083
5% 8/15/44	5,600,000	5,930,456
Series 2016 A:
5% 8/15/22	1,000,000	1,112,500
5% 7/1/24	1,395,000	1,631,285
5% 7/1/31	510,000	573,322
5% 7/1/33	650,000	722,592
5% 8/15/35	510,000	542,681
5% 8/15/36	2,035,000	2,154,149
5.25% 8/15/31	600,000	669,972
Series 2016 B, 5% 8/15/32	5,000,000	5,638,650
Series 2016 C:
4% 2/15/36	400,000	362,508
5% 2/15/30	3,000,000	3,268,650
5% 2/15/41	1,800,000	1,880,622
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,035,760
5.5% 1/1/31	1,400,000	1,500,170
Series 2010:
5% 1/1/18	1,900,000	1,935,929
5% 1/1/21 (FSA Insured)	500,000	529,055
5% 1/1/23 (FSA Insured)	1,300,000	1,373,489
Series 2012 A, 5% 1/1/33	800,000	803,576
Series 2012:
5% 8/1/19	465,000	485,948
5% 8/1/21	400,000	422,808
5% 3/1/23	1,000,000	1,051,070
5% 8/1/23	700,000	742,665
5% 3/1/28	220,000	224,998
5% 3/1/36	1,000,000	997,510
Series 2013 A, 5% 4/1/35	300,000	299,283
Series 2013:
5% 1/1/22	2,925,000	3,037,700
5.5% 7/1/24	1,000,000	1,083,410
5.5% 7/1/25	745,000	801,233
Series 2014:
5% 2/1/22	1,060,000	1,120,346
5% 4/1/28	200,000	206,114
5% 5/1/32	500,000	504,105
5.25% 2/1/29	1,600,000	1,669,968
5.25% 2/1/30	1,300,000	1,341,574
5.25% 2/1/31	435,000	449,168
Series 2016:
5% 6/1/25	1,515,000	1,595,128
5% 6/1/26	210,000	220,301
5% 2/1/27	1,490,000	1,557,721
5% 2/1/28	1,200,000	1,249,716
5% 2/1/29	1,125,000	1,165,309
5% 2/1/26	415,000	431,579
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,068,640
5.25% 5/15/32 (FSA Insured)	360,000	372,355
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/26	7,545,000	8,819,652
5% 2/1/31	795,000	897,945
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	700,000	777,623
5% 1/1/40	2,300,000	2,542,972
Series 2015 B, 5% 1/1/40	1,300,000	1,445,574
Series 2016 A:
5% 12/1/31	400,000	459,288
5% 12/1/32	2,400,000	2,740,032
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,910,680
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	899,389
6.5% 1/1/20 (AMBAC Insured)	385,000	433,622
6.5% 1/1/20 (Escrowed to Maturity)	650,000	740,318
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/36	3,400,000	3,706,238
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,656,160
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	666,488
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,527,320
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	824,500
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,296,861
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	438,588
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,530,661
0% 6/15/44 (FSA Insured)	4,700,000	1,288,411
0% 6/15/45 (FSA Insured)	2,600,000	677,638
0% 6/15/47 (FSA Insured)	2,085,000	490,955
Series 2012 B, 0% 12/15/51	2,900,000	407,508
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,086,774
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,381,278
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,730,000	2,700,033
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,540,000	685,223
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,021,760
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,503,424
Series 2010 A:
5% 4/1/25	1,000,000	1,082,640
5.25% 4/1/30	1,000,000	1,087,890
Series 2013:
6% 10/1/42	900,000	1,032,633
6.25% 10/1/38	900,000	1,053,954
Will County Cmnty. Unit School District #365-U:
0% 11/1/19 (Escrowed to Maturity)	790,000	763,551
0% 11/1/19 (FSA Insured)	5,085,000	4,843,513

TOTAL ILLINOIS		209,468,485

Indiana - 2.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,070,110
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,156,720
Series 2012:
5% 3/1/30	675,000	732,382
5% 3/1/41	1,290,000	1,385,279
Series 2015 A, 5.25% 2/1/32	1,040,000	1,214,710
Series 2016:
5% 9/1/23	450,000	520,871
5% 9/1/26	225,000	264,168
5% 9/1/27	650,000	756,210
5% 9/1/29	500,000	572,930
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	462,804
Series 2015 A:
5% 10/1/28	1,000,000	1,182,240
5% 10/1/45	4,340,000	4,906,674
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/34 (c)	1,000,000	1,013,760
5% 1/1/21 (c)	810,000	904,778
5% 1/1/22 (c)	1,590,000	1,809,595
5% 1/1/23 (c)	540,000	623,786
Purdue Univ. Ctfs. of Prtn. Series 2016 A, 5% 7/1/30	3,000,000	3,559,260
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,968,569

TOTAL INDIANA		26,104,846

Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	1,200,000	1,322,664
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,880,000	3,322,656

TOTAL IOWA		4,645,320

Kansas - 0.6%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	585,000	684,222
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,071,190
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,229,357
Series 2016 A:
5% 9/1/40	1,400,000	1,554,770
5% 9/1/45	1,800,000	1,992,132

TOTAL KANSAS		8,531,671

Kentucky - 0.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/29	1,000,000	1,089,290
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	579,345
5.75% 10/1/38	1,355,000	1,567,396

TOTAL KENTUCKY		3,236,031

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	1,250,000	1,381,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	446,116
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	185,000	220,017
5% 12/15/26	1,000,000	1,193,630
5% 12/15/29	1,085,000	1,263,103
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/27 (c)	1,400,000	1,598,548
5% 1/1/30 (c)	2,335,000	2,611,744
5% 1/1/40 (c)	1,400,000	1,512,616
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (c)	1,570,000	1,603,614

TOTAL LOUISIANA		11,830,488

Maine - 0.7%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	400,000	405,688
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D:
5.75% 7/1/38	770,000	808,700
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330,000	348,044
Series 2016 A:
4% 7/1/41	455,000	387,028
4% 7/1/46	600,000	494,052
5% 7/1/41	1,600,000	1,616,304
5% 7/1/46	4,970,000	5,002,355
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	759,077

TOTAL MAINE		9,821,248

Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	201,757
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	315,000	343,889
City of Westminster Series 2016:
5% 11/1/27	1,000,000	1,135,850
5% 11/1/31	1,245,000	1,387,304
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/41 (c)	1,815,000	1,990,383
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	1,010,000	1,150,087
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,046,660
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	900,000	977,742
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	130,000	133,905
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	500,000	567,420
Series 2016 A:
4% 7/1/42	275,000	267,328
5% 7/1/35	120,000	127,044

TOTAL MARYLAND		9,329,369

Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	310,000	350,737
5% 7/1/45	305,000	343,912
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	2,000,000	2,319,520
5% 7/1/38	3,240,000	3,748,453
5% 7/1/42	1,875,000	2,158,688
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,552,446
(Wentworth Institute of Technology Proj.) Series 2017, 5% 10/1/28	1,055,000	1,189,038
Series 2011 I, 6.75% 1/1/36	1,000,000	1,140,230
Series 2015 D, 5% 7/1/44	890,000	942,501
Series 2016 A, 5% 1/1/47	2,395,000	2,613,328
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	445,000	497,813
Series 2016 B:
5% 7/1/31	470,000	556,363
5% 7/1/36	3,000,000	3,459,210
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,048,080
Massachusetts Port Auth. Rev.:
Series 2016 A, 5% 7/1/34	2,260,000	2,625,510
Series 2016 B:
4% 7/1/46 (c)	5,200,000	5,243,524
5% 7/1/43 (c)	3,185,000	3,524,967

TOTAL MASSACHUSETTS		33,314,320

Michigan - 2.0%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	385,000	406,283
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,125,180
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/26 (FSA Insured)	3,065,000	3,687,011
5% 5/1/20 (FSA Insured)	480,000	528,566
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	570,815
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I, 5% 4/15/30	5,000,000	5,773,750
Series 2016 I, 5% 4/15/24	295,000	350,259
5% 4/15/33	2,500,000	2,838,750
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	1,150,000	1,293,451
5% 6/1/21 (Escrowed to Maturity)	350,000	399,767
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	583,650
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,284,030
Series 2012, 5% 11/15/42	2,175,000	2,357,156
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,049,450
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (b)	1,855,000	1,865,462
2.4%, tender 3/15/23 (b)	725,000	737,746
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	435,000	471,349
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	86,357
Portage Pub. Schools Series 2016, 5% 11/1/33	1,130,000	1,284,098
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	600,000	657,054

TOTAL MICHIGAN		27,350,184

Minnesota - 0.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,687,635
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/23	1,500,000	1,775,310
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	902,528
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	167,865
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	25,249
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,600,000	1,761,328

TOTAL MINNESOTA		6,319,915

Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	198,250
3.25% 2/1/28	200,000	198,380
4% 2/1/40	100,000	100,134
5% 2/1/29	1,240,000	1,406,334
5% 2/1/36	400,000	437,528
5% 2/1/45	600,000	647,874

TOTAL MISSOURI		2,988,500

Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.207% 12/1/17 (b)	555,000	553,751
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	740,000	750,686
Nebraska Pub. Pwr. District Rev.:
Series 2016 A, 5% 1/1/41	2,000,000	2,235,060
Series 2016 B, 5% 1/1/40	1,130,000	1,263,713
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	750,000	868,958
5% 12/15/23 (c)	750,000	879,645
Series 2017 C, 5% 12/15/21 (c)	410,000	468,257

TOTAL NEBRASKA		7,020,070

Nevada - 1.4%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (c)	1,375,000	1,523,459
5% 7/1/21 (c)	1,370,000	1,552,621
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
( Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	1,960,000	2,171,621
5% 7/1/23 (c)	3,000,000	3,509,700
(Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/21 (c)	2,405,000	2,725,587
5% 7/1/22 (c)	2,250,000	2,596,095
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	4,530,000	5,202,524

TOTAL NEVADA		19,281,607

New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	1,830,000	2,045,391
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007, 5% 10/1/37	255,000	258,111
Series 2012:
4% 7/1/32	400,000	402,396
5% 7/1/27	500,000	542,730
Series 2016:
3% 10/1/20	110,000	114,569
4% 10/1/38	480,000	476,573
5% 10/1/22	1,000,000	1,123,620
5% 10/1/29	2,675,000	3,012,585
5% 10/1/38	1,200,000	1,298,184

TOTAL NEW HAMPSHIRE		9,274,159

New Jersey - 4.7%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,086,360
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	1,995,000	2,109,353
Series 2017 B:
5% 11/1/23	7,200,000	7,680,312
5% 11/1/24	2,800,000	2,985,360
Series 2009 AA:
5.5% 12/15/29	330,000	350,981
5.5% 12/15/29 (Pre-Refunded to 6/15/19 @ 100)	670,000	731,352
Series 2013 NN, 5% 3/1/27	11,810,000	12,237,640
Series 2013:
5% 3/1/23	3,270,000	3,483,793
5% 3/1/24	3,000,000	3,159,210
5% 3/1/25	300,000	314,013
Series 2015 XX, 5% 6/15/22	640,000	681,504
Series 2016 AAA, 5% 6/15/41	865,000	862,552
Series 2016 BBB:
5% 6/15/21	1,000,000	1,064,510
5% 6/15/22	1,620,000	1,725,057
5% 6/15/23	2,600,000	2,771,678
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25,000	26,496
New Jersey Edl. Facility Series 2016 A, 5% 7/1/31	1,000,000	1,105,910
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,700,000	1,810,092
Series 2016 A:
5% 7/1/20	500,000	547,325
5% 7/1/21	65,000	72,526
5% 7/1/22	65,000	73,493
5% 7/1/23	230,000	262,637
5% 7/1/24	180,000	206,914
5% 7/1/25	195,000	224,104
5% 7/1/26	65,000	74,669
5% 7/1/27	100,000	113,680
5% 7/1/28	365,000	424,031
5% 7/1/29	700,000	782,824
5% 7/1/30	275,000	305,487
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,676
Series 2010 D, 5.25% 12/15/23	6,295,000	6,874,329
Series 2014 AA, 5% 6/15/23	5,250,000	5,650,103
Series 2016 A:
5% 6/15/27	400,000	431,876
5% 6/15/29	1,650,000	1,755,485
Series 2016 A-2, 5% 6/15/23	1,050,000	1,143,251

TOTAL NEW JERSEY		63,568,583

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,184,300
New York - 6.2%
Dorm. Auth. New York Univ. Rev.:
Series 2017 4% 12/1/20 (a)	1,000,000	1,053,470
Series 2017:
4% 12/1/21 (a)	1,100,000	1,165,549
5% 12/1/22 (a)	1,700,000	1,891,862
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,063,906
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	3,400,000	3,683,118
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	400,000	421,140
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	1,100,000	1,159,741
Series 2009:
5.625% 4/1/29	25,000	27,104
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	255,000	277,216
Series 2012 A1, 5% 8/1/24	1,300,000	1,480,648
Series 2012 E, 5% 8/1/24	5,000,000	5,707,200
Series 2012 G1, 5% 4/1/25	2,500,000	2,868,025
Series 2014 J, 5% 8/1/23	1,425,000	1,695,935
Series 2015 C, 5% 8/1/27	700,000	827,358
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	2,100,000	2,185,344
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,264,150
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,520,960
Series 2013 CC, 5% 6/15/47	4,000,000	4,443,920
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,663,275
5.25% 1/15/39	1,000,000	1,063,560
Series 2009 S4:
5.5% 1/15/39	850,000	909,815
5.75% 1/15/39	1,600,000	1,722,112
Series 2015 S1, 5% 7/15/43	5,000,000	5,591,600
Series 2015 S2, 5% 7/15/35	1,770,000	2,017,287
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	510,000	573,995
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400,000	3,684,002
5% 2/15/34	1,100,000	1,168,882
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	1,830,000	2,179,567
5% 3/15/32	800,000	946,992
5% 3/15/34	1,300,000	1,522,482
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	1,200,000	1,307,772
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	1,400,000	1,564,108
Series 2012 D, 5% 11/15/25	4,600,000	5,371,926
Series 2014 B, 5% 11/15/44	1,500,000	1,660,860
Series 2015 A1, 5% 11/15/45	2,600,000	2,901,886
Series 2016, 6.5% 11/15/28	190,000	205,436
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	1,800,000	1,935,882
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	2,100,000	2,250,465
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,239,694
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	15,000	15,019
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,147,250

TOTAL NEW YORK		83,380,513

North Carolina - 0.4%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	847,776
5% 11/1/30 (FSA Insured)	1,275,000	1,328,537
North Carolina Med. Care Cmnty. Health Series 2017, 5% 10/1/33 (e)	560,000	634,178
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,737,568
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	285,000	302,317
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	761,868

TOTAL NORTH CAROLINA		5,612,244

North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	802,800
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	2,300,000	2,462,334

TOTAL NORTH DAKOTA		3,265,134

Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	1,500,000	1,642,395
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	1,900,000	2,104,725
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,285,960
Columbus City School District 5% 12/1/29	300,000	358,149
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	1,600,000	1,758,560
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	761,857
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	453,876
5.75% 8/15/38	165,000	172,709
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	835,000	884,774
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,429,464
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,070,880
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	921,362
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,464,162
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/34	445,000	492,241
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	1,995,000	2,242,699

TOTAL OHIO		19,043,813

Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	795,571
5% 10/1/39	150,000	164,094
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,885,618
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,431,817

TOTAL OKLAHOMA		4,277,100

Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,910
Pennsylvania - 5.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,199,627
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	500,000	619,340
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2017, 5% 5/1/47	4,920,000	5,476,403
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350,000	394,723
5% 6/1/22	500,000	573,900
5% 6/1/23	500,000	582,010
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,585,000	2,895,872
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/41	1,000,000	1,081,600
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	600,000	684,000
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/25	1,045,000	1,171,863
Series 2016 A:
5% 10/1/28	1,515,000	1,671,545
5% 10/1/36	1,140,000	1,205,710
5% 10/1/40	700,000	735,910
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	745,000	822,316
Series 2016 A, 5% 8/15/46	5,125,000	5,585,276
Pennsylvania Gen. Oblig. Series 2016:
5% 2/1/21	2,590,000	2,911,756
5% 2/1/22	2,720,000	3,118,045
5% 2/1/23	2,665,000	3,103,046
5% 2/1/24	3,000,000	3,527,850
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016, 5% 5/1/28	500,000	580,460
Philadelphia Gas Works Rev.:
Series 2016, 5% 10/1/20	695,000	770,199
Series 9:
5.25% 8/1/40	490,000	528,387
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	310,000	349,088
5% 10/1/19	310,000	335,364
Philadelphia School District Series 2016 D:
5% 9/1/25	8,790,000	9,822,473
5% 9/1/26	9,180,000	10,244,146
5% 9/1/27	9,690,000	10,895,242
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/36	4,000,000	3,971,880
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,572,050

TOTAL PENNSYLVANIA		79,430,081

Rhode Island - 1.0%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/21	3,000,000	3,386,850
5% 6/15/22	5,000,000	5,747,000
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	140,000	150,916
5% 9/1/36	1,400,000	1,473,472
Series 2016:
5% 5/15/34	1,000,000	1,070,480
5% 5/15/39	1,000,000	1,054,990

TOTAL RHODE ISLAND		12,883,708

South Carolina - 2.8%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B, 5% 3/1/20	735,000	813,719
Horry County School District (South Carolina Gen. Oblig. Proj.) Series 2016, 5% 3/1/23	1,490,000	1,766,231
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/23	1,000,000	1,185,390
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,615,782
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,597,932
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (c)	5,215,000	5,635,120
Series 2015, 5.25% 7/1/55 (c)	6,000,000	6,539,340
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	2,500,000	2,747,675
Series 2013 E, 5.5% 12/1/53	6,100,000	6,598,736
Series 2014 A:
5% 12/1/49	1,340,000	1,413,392
5.5% 12/1/54	2,500,000	2,717,850
Series 2014 C, 5% 12/1/46	720,000	763,265
Series 2015 A, 5% 12/1/50	2,175,000	2,306,849
Series 2015 E, 5.25% 12/1/55	1,100,000	1,191,498
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	600,000	712,158

TOTAL SOUTH CAROLINA		37,604,937

Tennessee - 0.2%
Jackson Hosp. Rev. 5.75% 4/1/41	270,000	278,991
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (c)	1,600,000	1,760,128

TOTAL TENNESSEE		2,039,119

Texas - 10.5%
Aledo Independent School District Series 2016, 5% 2/15/43	1,500,000	1,701,555
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (c)	500,000	569,505
5% 11/15/39 (c)	1,700,000	1,864,016
5% 11/15/44 (c)	4,405,000	4,808,718
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,056,010
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	1,400,000	1,613,094
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300,000	1,491,997
5% 1/1/31	475,000	534,874
5% 1/1/45	1,000,000	1,093,750
Series 2016:
5% 1/1/40	1,000,000	1,099,430
5% 1/1/46	685,000	750,445
Comal County Tex Series 2017, 4% 2/1/23	1,660,000	1,858,420
Comal Independent School District 5.25% 2/1/23	35,000	36,089
Corpus Christi Util. Sys. Rev. 5% 7/15/23	1,600,000	1,835,888
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	1,100,000	1,234,068
Series 2016, 5% 2/15/27	795,000	962,689
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	700,000	810,334
Dallas County Cmnty. College Series 2016, 5% 2/15/26	10,040,000	12,157,737
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	400,000	428,880
Series 2012 H, 5% 11/1/42 (c)	1,000,000	1,072,200
Series 2014 D, 5% 11/1/23 (c)	575,000	670,427
Dallas Independent School District Bonds Series 2016 B6, 5%, tender 2/15/22 (b)	825,000	942,604
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,275,660
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	245,212
5.25% 10/1/51	8,500,000	9,666,030
5.5% 4/1/53	1,000,000	1,115,150
Harris County Gen. Oblig. Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	858,240
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (c)	1,250,000	1,388,938
Series 2012 A, 5% 7/1/23 (c)	600,000	676,524
Lewisville Independent School District 0% 8/15/19	2,340,000	2,279,534
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,000,000	1,176,030
5% 11/1/28 (c)	3,325,000	3,847,391
Series 2017:
5% 11/1/22 (c)	750,000	860,213
5% 11/1/23 (c)	1,100,000	1,277,496
5% 11/1/29 (c)	1,250,000	1,452,975
5% 11/1/36 (c)	1,000,000	1,119,430
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/27	720,000	837,965
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,342,649
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	1,465,000	1,587,298
Series 2009, 6.25% 1/1/39	335,000	360,654
Series 2011 A:
5.5% 9/1/41	2,300,000	2,648,588
6% 9/1/41	1,200,000	1,415,484
Series 2011 D, 5% 9/1/28	2,300,000	2,636,053
Series 2014 A:
5% 1/1/23	400,000	466,712
5% 1/1/25	1,000,000	1,181,410
Series 2015 A, 5% 1/1/32	655,000	742,606
Series 2015 B, 5% 1/1/40	2,000,000	2,211,140
Series 2016 A, 5% 1/1/36	1,250,000	1,414,938
6% 1/1/24	230,000	237,383
Northside Independent School District Bonds 2%, tender 6/1/21 (b)	495,000	499,455
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (c)	2,505,000	2,519,855
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	800,000	983,072
Series 2016, 5% 2/1/21	1,225,000	1,388,660
San Antonio Independent School District Series 2016, 5% 8/15/31	850,000	1,004,190
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,331,083
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	513,994
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	620,000	664,894
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/25	165,000	196,706
Texas Gen. Oblig.:
Series 2016 A, 5% 4/1/23	4,580,000	5,432,155
Series 2017 A, 5% 10/1/33	2,700,000	3,217,023
Series 2017 B, 5% 10/1/31	10,000,000	12,085,200
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	77,741
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,360,608
Series 2013, 6.75% 6/30/43 (c)	2,400,000	2,697,120
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	1,280,000	1,552,000
5% 3/15/29	1,035,000	1,244,929
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	3,170,000	3,844,259
5% 2/15/32	1,545,000	1,788,430
5% 2/15/33	1,000,000	1,151,710
5% 2/15/34	1,000,000	1,145,900
5% 2/15/35	1,000,000	1,140,940
5% 2/15/36	2,000,000	2,275,300
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	5,000,000	5,873,450
Univ. of Texas Board of Regents Sys. Rev. Series 2016 D, 5% 8/15/21	935,000	1,075,708
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	395,000	471,113
Waller Independent School District 5.5% 2/15/28 (Pre-Refunded to 2/15/18 @ 100)	1,670,000	1,729,936

TOTAL TEXAS		140,179,864

Utah - 1.3%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (c)	400,000	462,380
5% 7/1/27 (c)	1,645,000	1,982,455
5% 7/1/29 (c)	700,000	831,936
5% 7/1/30 (c)	500,000	589,890
5% 7/1/31 (c)	600,000	702,690
5% 7/1/32 (c)	700,000	814,478
5% 7/1/33 (c)	800,000	925,544
5% 7/1/34 (c)	700,000	805,259
5% 7/1/35 (c)	800,000	916,568
5% 7/1/36 (c)	1,100,000	1,255,177
5% 7/1/37 (c)	800,000	909,896
5% 7/1/42 (c)	4,800,000	5,419,728
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	942,404
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,257,300

TOTAL UTAH		17,815,705

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	600,000	620,538
5% 10/15/46	1,000,000	1,030,350

TOTAL VERMONT		1,650,888

Virginia - 1.2%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,407,388
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	120,000	118,201
5% 6/15/30	400,000	450,796
5% 6/15/33	425,000	468,792
5% 6/15/34	805,000	881,411
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/38	9,200,000	10,810,276
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	563,230
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,093,210

TOTAL VIRGINIA		15,793,304

Washington - 4.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	999,130
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	780,000	834,327
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/30 (c)	1,000,000	1,161,290
Series 2016:
5% 2/1/25	500,000	595,640
5% 2/1/30	1,000,000	1,172,940
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (c)	560,000	638,814
Seattle Gen. Oblig. Series 2016 A, 5% 4/1/24	4,990,000	6,023,229
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,723,875
Washington Gen. Oblig.:
Series 2013 D, 5% 2/1/21	5,695,000	6,464,793
Series 2015 C:
5% 2/1/33	670,000	770,949
5% 2/1/34	1,000,000	1,144,690
Series 2017 D:
5% 2/1/33	900,000	1,056,888
5% 2/1/36	18,305,000	21,193,321
Series R 2017 A, 5% 8/1/33	6,115,000	7,133,331
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,170,120
Series R-2015 B, 5% 7/1/24	1,000,000	1,208,100
Series R-2017 A:
5% 8/1/27	400,000	487,232
5% 8/1/28	400,000	483,536
5% 8/1/30	400,000	475,524
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,172,140
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,109,450
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,506,875
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,548,190
Series 2015, 5% 1/1/27	700,000	814,968
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/36	1,000,000	1,079,770
5% 10/1/40	570,000	603,938

TOTAL WASHINGTON		65,573,060

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (b)(c)	1,360,000	1,340,008
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,071,560
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,216,688

TOTAL WEST VIRGINIA		3,628,256

Wisconsin - 0.6%
Pub. Fin. Auth. Sr Liv Rev.:
( Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 B-1 3.95% 11/15/24 (a)	80,000	80,306
(Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (a)	300,000	325,599
5% 5/15/28 (a)	300,000	322,533
5.25% 5/15/37 (a)	80,000	84,535
5.25% 5/15/42 (a)	100,000	105,175
5.25% 5/15/47 (a)	95,000	99,528
5.25% 5/15/52 (a)	185,000	193,062
Series 2017 B-2, 3.5% 11/15/23 (a)	105,000	105,204
Series 2017 B-3, 3% 11/15/22 (a)	145,000	145,280
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	1,100,000	1,107,964
5% 1/1/42	900,000	901,251
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	510,000	483,373
Series 2016 A, 5% 2/15/42	1,000,000	1,065,760
Series 2016, 5% 2/15/29	435,000	498,371
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	543,075
5.75% 7/1/30	500,000	552,930
Series 2013 B, 5% 7/1/36	925,000	1,002,857
Series 2012, 5% 6/1/27	300,000	330,135

TOTAL WISCONSIN		7,946,938

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,814,835
TOTAL MUNICIPAL BONDS
(Cost $1,281,466,535)		1,312,066,407

Municipal Notes - 0.2%
California - 0.1%
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.1% 5/5/17 (Liquidity Facility Citibank NA) (b)(c)(f)	1,400,000	$1,400,000
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	1,500,000	1,508,310
TOTAL MUNICIPAL NOTES
(Cost $2,907,211)		2,908,310
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $1,284,373,746)		1,314,974,717
NET OTHER ASSETS (LIABILITIES) - 2.0%		26,355,938
NET ASSETS - 100%		$1,341,330,655

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,252,228 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$35,798
Total	$35,798

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	33.0%
Transportation	22.7%
Health Care	14.1%
Education	8.1%
Escrowed/Pre-Refunded	6.0%
Electric Utilities	5.2%
Others* (Individually Less Than 5%)	10.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,284,373,746)		$1,314,974,717
Cash		15,112,133
Receivable for fund shares sold		1,727,629
Interest receivable		15,108,322
Distributions receivable from Fidelity Central Funds		3,788
Prepaid expenses		740
Receivable from investment adviser for expense reductions		19,817
Other receivables		6,236
Total assets		1,346,953,382
Liabilities
Payable for investments purchased
Regular delivery	$916,809
Delayed delivery	667,139
Payable for fund shares redeemed	2,346,689
Distributions payable	860,925
Accrued management fee	398,483
Distribution and service plan fees payable	184,574
Other affiliated payables	206,608
Other payables and accrued expenses	41,500
Total liabilities		5,622,727
Net Assets		$1,341,330,655
Net Assets consist of:
Paid in capital		$1,309,495,800
Undistributed net investment income		616,149
Accumulated undistributed net realized gain (loss) on investments		617,735
Net unrealized appreciation (depreciation) on investments		30,600,971
Net Assets		$1,341,330,655
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($253,099,995 ÷ 19,457,027 shares)		$13.01
Maximum offering price per share (100/96.00 of $13.01)		$13.55
Class M:
Net Asset Value and redemption price per share ($163,227,727 ÷ 12,510,014 shares)		$13.05
Maximum offering price per share (100/96.00 of $13.05)		$13.59
Class C:
Net Asset Value and offering price per share ($115,649,187 ÷ 8,869,540 shares)(a)		$13.04
Class I:
Net Asset Value, offering price and redemption price per share ($809,353,746 ÷ 62,558,417 shares)		$12.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Interest		$21,718,873
Income from Fidelity Central Funds		35,798
Total income		21,754,671
Expenses
Management fee	$2,228,785
Transfer agent fees	1,017,871
Distribution and service plan fees	1,235,895
Accounting fees and expenses	122,552
Custodian fees and expenses	5,400
Independent trustees' fees and expenses	2,446
Registration fees	67,235
Audit	29,469
Legal	1,489
Miscellaneous	4,270
Total expenses before reductions	4,715,412
Expense reductions	(119,912)	4,595,500
Net investment income (loss)		17,159,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		720,396
Total net realized gain (loss)		720,396
Change in net unrealized appreciation (depreciation) on investment securities		(32,559,043)
Net gain (loss)		(31,838,647)
Net increase (decrease) in net assets resulting from operations		$(14,679,476)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,159,171	$32,593,562
Net realized gain (loss)	720,396	14,308,316
Change in net unrealized appreciation (depreciation)	(32,559,043)	(3,015,733)
Net increase (decrease) in net assets resulting from operations	(14,679,476)	43,886,145
Distributions to shareholders from net investment income	(17,128,912)	(32,549,100)
Distributions to shareholders from net realized gain	(13,766,589)	(7,430,609)
Total distributions	(30,895,501)	(39,979,709)
Share transactions - net increase (decrease)	168,492,200	202,876,476
Total increase (decrease) in net assets	122,917,223	206,782,912
Net Assets
Beginning of period	1,218,413,432	1,011,630,520
End of period	$1,341,330,655	$1,218,413,432
Other Information
Undistributed net investment income end of period	$616,149	$585,890

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$13.47	$13.59	$13.00	$13.74	$12.95
Income from Investment Operations
Net investment income (loss)A	.177	.389	.438	.462	.453	.460
Net realized and unrealized gain (loss)	(.366)	.159	(.076)	.682	(.738)	.789
Total from investment operations	(.189)	.548	.362	1.144	(.285)	1.249
Distributions from net investment income	(.176)	(.390)	(.439)	(.461)	(.451)	(.457)
Distributions from net realized gain	(.155)	(.098)	(.043)	(.093)	(.004)	(.002)
Total distributions	(.331)	(.488)	(.482)	(.554)	(.455)	(.459)
Net asset value, end of period	$13.01	$13.53	$13.47	$13.59	$13.00	$13.74
Total ReturnB,C,D	(1.35)%	4.11%	2.71%	9.02%	(2.12)%	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.81%	.81%	.79%	.77%	.77%
Expenses net of fee waivers, if any	.80%G	.80%	.80%	.79%	.77%	.77%
Expenses net of all reductions	.80%G	.80%	.80%	.79%	.77%	.77%
Net investment income (loss)	2.75%G	2.86%	3.25%	3.49%	3.36%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$253,100	$397,834	$374,081	$325,539	$335,492	$430,231
Portfolio turnover rateH	40%G	22%	14%	10%	12%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$13.51	$13.63	$13.03	$13.77	$12.99
Income from Investment Operations
Net investment income (loss)A	.177	.392	.443	.466	.454	.462
Net realized and unrealized gain (loss)	(.375)	.169	(.079)	.691	(.739)	.778
Total from investment operations	(.198)	.561	.364	1.157	(.285)	1.240
Distributions from net investment income	(.177)	(.393)	(.441)	(.464)	(.451)	(.458)
Distributions from net realized gain	(.155)	(.098)	(.043)	(.093)	(.004)	(.002)
Total distributions	(.332)	(.491)	(.484)	(.557)	(.455)	(.460)
Net asset value, end of period	$13.05	$13.58	$13.51	$13.63	$13.03	$13.77
Total ReturnB,C,D	(1.41)%	4.20%	2.72%	9.10%	(2.12)%	9.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.78%	.77%	.76%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.78%	.77%	.76%
Expenses net of all reductions	.80%G	.79%	.79%	.78%	.77%	.76%
Net investment income (loss)	2.74%G	2.87%	3.26%	3.51%	3.37%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$163,228	$181,049	$170,263	$204,607	$207,208	$247,622
Portfolio turnover rateH	40%G	22%	14%	10%	12%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.50	$13.62	$13.03	$13.77	$12.98
Income from Investment Operations
Net investment income (loss)A	.129	.287	.339	.363	.351	.358
Net realized and unrealized gain (loss)	(.375)	.169	(.078)	.681	(.739)	.788
Total from investment operations	(.246)	.456	.261	1.044	(.388)	1.146
Distributions from net investment income	(.129)	(.288)	(.338)	(.361)	(.348)	(.354)
Distributions from net realized gain	(.155)	(.098)	(.043)	(.093)	(.004)	(.002)
Total distributions	(.284)	(.386)	(.381)	(.454)	(.352)	(.356)
Net asset value, end of period	$13.04	$13.57	$13.50	$13.62	$13.03	$13.77
Total ReturnB,C,D	(1.78)%	3.41%	1.94%	8.19%	(2.86)%	8.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.57%G	1.56%	1.56%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%G	1.55%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.55%G	1.55%	1.55%	1.55%	1.54%	1.53%
Net investment income (loss)	1.99%G	2.10%	2.50%	2.74%	2.60%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$115,649	$137,050	$117,528	$118,088	$123,530	$155,834
Portfolio turnover rateH	40%G	22%	14%	10%	12%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Municipal Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.46	$13.40	$13.51	$12.93	$13.67	$12.89
Income from Investment Operations
Net investment income (loss)A	.190	.420	.470	.493	.481	.490
Net realized and unrealized gain (loss)	(.364)	.160	(.067)	.674	(.735)	.782
Total from investment operations	(.174)	.580	.403	1.167	(.254)	1.272
Distributions from net investment income	(.191)	(.422)	(.470)	(.494)	(.482)	(.490)
Distributions from net realized gain	(.155)	(.098)	(.043)	(.093)	(.004)	(.002)
Total distributions	(.346)	(.520)	(.513)	(.587)	(.486)	(.492)
Net asset value, end of period	$12.94	$13.46	$13.40	$13.51	$12.93	$13.67
Total ReturnB,C	(1.24)%	4.38%	3.03%	9.27%	(1.90)%	10.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%F	.56%	.57%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.54%	.54%	.53%
Expenses net of all reductions	.55%F	.55%	.55%	.54%	.54%	.53%
Net investment income (loss)	2.99%F	3.10%	3.50%	3.75%	3.60%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$809,354	$502,479	$346,521	$312,038	$290,117	$362,588
Portfolio turnover rateG	40%F	22%	14%	10%	12%	6%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$44,412,677
Gross unrealized depreciation	(13,456,475)
Net unrealized appreciation (depreciation) on securities	$30,956,202
Tax cost	$1,284,018,515

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $383,115,633 and $240,142,684, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$412,652	$9,657
Class M	-%	.25%	212,064	–
Class C	.75%	.25%	611,179	77,538
			$1,235,895	$87,195

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14,425
Class M	3,981
Class C(a)	12,827
$31,233

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$268,534.16
Class M	124,161.15
Class C	99,023.16
Class I	526,153.17
	$1,017,871

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,070 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.80%	$28,831
Class M	.80%	130
Class C	1.55%	13,672
Class I	.55%	68,504
		$111,137

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,400.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,375.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$4,504,871	$11,430,094
Class M	2,309,099	5,088,206
Class B	–	40,433
Class C	1,215,810	2,775,558
Class I	9,099,132	13,214,809
Total	$17,128,912	$32,549,100
From net realized gain
Class A	$4,461,010	$2,737,715
Class M	2,062,872	1,238,857
Class B	–	21,921
Class C	1,520,681	861,022
Class I	5,722,026	2,571,094
Total	$13,766,589	$7,430,609

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	2,306,278	8,172,855	$29,830,297	$111,082,108
Reinvestment of distributions	634,288	925,359	8,167,880	12,571,741
Shares redeemed	(12,878,389)	(7,480,454)	(165,962,092)	(101,888,648)
Net increase (decrease)	(9,937,823)	1,617,760	$(127,963,915)	$21,765,201
Class M
Shares sold	774,140	1,738,732	$10,056,880	$23,802,963
Reinvestment of distributions	299,946	399,450	3,875,892	5,443,122
Shares redeemed	(1,900,829)	(1,406,154)	(24,609,837)	(19,233,053)
Net increase (decrease)	(826,743)	732,028	$(10,677,065)	$10,013,032
Class B
Shares sold	–	4,634	$–	$62,699
Reinvestment of distributions	–	3,379	–	45,427
Shares redeemed	–	(249,168)	–	(3,404,715)
Net increase (decrease)	–	(241,155)	$–	$(3,296,589)
Class C
Shares sold	445,324	2,706,356	$5,773,572	$36,910,696
Reinvestment of distributions	174,657	217,205	2,254,690	2,956,187
Shares redeemed	(1,852,548)	(1,527,402)	(24,033,888)	(20,855,277)
Net increase (decrease)	(1,232,567)	1,396,159	$(16,005,626)	$19,011,606
Class I
Shares sold	34,873,079	18,349,252	$447,084,031	$249,013,755
Reinvestment of distributions	845,379	908,351	10,834,464	12,290,257
Shares redeemed	(10,485,615)	(7,799,446)	(134,779,689)	(105,920,786)
Net increase (decrease)	25,232,843	11,458,157	$323,138,806	$155,383,226

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	.80%
Actual		$1,000.00	$986.50	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.80%
Actual		$1,000.00	$985.90	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$982.20	$7.62
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class I	.55%
Actual		$1,000.00	$987.60	$2.71
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

HIM-SANN-0617
1.703467.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017